UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03634
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                          The Guardian Bond Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      7 Hanover Square New York, N.Y. 10004
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Frank L. Pepe                                   Thomas G. Sorell
The Guardian Bond Fund, Inc.                    The Guardian Bond Fund, Inc.
7 Hanover Square                                7 Hanover Square
New York, N.Y. 10004                            New York, N.Y. 10004

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
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                      Date of fiscal year end: December 31
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                   Date of reporting period: December 31, 2002
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

--------------------------------------------------------------------------------
The Guardian Bond Fund
-------------------------------------

[PHOTO OMITTED]                        [PHOTO OMITTED]

Thomas G. Sorell, C.F.A                Howard W. Chin
Co-Portfolio Manager                   Co-Portfolio Manager

Net Assets at December 31, 2002:  $435,088,785

Q:    How did the Fund perform in 2002?

A: The Fund had a total return of 9.47%(1) for the year ended December 31, 2002, substantially outperforming the average fund in the Lipper Intermediate Investment Grade(2) peer group, which returned 8.61% for the same period (the peer group consists of other variable annuity subaccounts that invest in primarily investment grade debt with average maturities of 5-10 years). Additionally, the Lehman Aggregate Bond Index,(3) which measures the taxable fixed income market, had a return of 10.26% for 2002.

Q:    What factors affected the Fund's performance?

A: 2002 was notable for the long-awaited economic recovery that didn't fully materialize. Most investors entered 2002 expecting a modest recovery and while economic growth was positive in 2002 it was very erratic, creating confusion as to whether the economy was actually on the road to recovery. Periods of growth proved to be short-lived as positive economic news was later offset by new signs of continued economic weakness. To be sure, consumer spending (fueled by generational lows in mortgage rates and unprecedented refinancing opportunities) supported the faltering economy but it was insufficient to pull the economy out of its doldrums. To accomplish that, the business sector needed to resume its spending on capital improvements but that was unlikely to occur given their excess manufacturing capacity and low profitability. As a result, expectations regarding the timing of the recovery (and the need to increase interest rates) were pushed further and further off into the future and thus created a very positive environment for fixed income. In fact, after holding rates steady for nearly all of 2002, the Federal Reserve Board (Fed) surprised the markets with a 0.50% cut in the Fed Funds rate (to 1.25%) in November to provide additional interim stimulus and time for business investment to resume.

      Given this very favorable interest rate environment, the domestic fixed income market enjoyed yet another strong performance in 2002, the third consecutive year in which it experienced sharply positive returns. (The Lehman Aggregate Index has returned more than 10% annually on average during this period.) In contrast, the equity market saw an unwelcome continuation of 2001's weak performance. 2002 saw a record-setting number of corporate bankruptcies and a deluge of headlines regarding corporate fraud, suspect accounting practices and increased scrutiny of Wall Street research analysts. These events served to seriously erode investor confidence in the equity markets and contributed to a 22.10% decline in the S&P 500 Index(4) and much greater interest in fixed income as a less-risky investment alternative.

================================================================================
      "Given this very favorable interest rate environment, the domestic fixed income market enjoyed yet another strong performance in 2002, the third consecutive year in which it experienced sharply positive returns."
================================================================================

      The Treasury market performed very well in 2002 as the 2-year note dropped 1.42% in yield to close at 1.61% as of December 31, 2002, while the 10-year note rallied by 1.23% to finish at 3.83% as of December 31, 2002. Overall, the Lehman Treasury Index3 returned 11.79%. On the other hand, the Lehman Credit Index3 returned 10.52% for 2002 and while not dramatically worse than the Treasury Index on a nominal basis, the corporate bond sector experienced much of the same volatility and challenges as the equity market. A record $142 billion in investment grade bonds were downgraded to high yield status by the rating agencies in 2002. The hardest hit sectors were Communications, which underperformed Treasuries by 12.07% in the second quarter alone, and the Utility sector, which underperformed by 10.15% during the third quarter. The corporate market recouped a substantial portion of its underperformance in the fourth quarter as it rallied along with the equity markets, returning 2.51% more than Treasuries. The link between the performance of the bond and equity markets manifested itself clearly in 2002. However, the Credit Index still ended 2002 with an overall negative excess return of 1.87%, the fourth worst annual showing in the history of the Index.

      The performance of the various segments of the structured products was very strong but not uniformly so. Mortgage-backed securities (MBS) performed extremely

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses.
(3) The Lehman Aggregate Bond Index, The Lehman Treasury Index, and The Lehman Credit Index are unmanaged indexes that are generally considered to be representative of U.S. bond market activity, the U.S. treasury market, and U.S. investment grade corporate bond market activity, respectively. The Indexes are not available for direct investment, and their returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund's returns.


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20

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well, posting a nominal return of 8.75% and outperforming comparable duration
Treasuries by a record-setting 1.73%. Commercial mortgage-backed securities
(CMBS) performed even better. In fact, their nominal return of 15.32% and excess return of 2.10% were the best among all fixed income sectors. In contrast, asset-backed securities (ABS) posted one of their weaker performances, returning 8.55% on a nominal basis and underperforming Treasuries (by 0.16%) for the first time since 1998.(5)

Q:    What was your investment strategy during the period?

A: Coming into 2002, we believed the spread sectors were fundamentally undervalued and elected to overweight many of the sectors on a selective basis. We remained overweighted in all segments of the securitized products sector for the entire year and as noted above, the MBS and CMBS sectors performed extremely well and contributed substantially to the Fund's outperformance.

      We were also overweighted in the corporate sector, but assumed a much more defensive and cautious posture as the year unfolded. We reduced our overweighted exposure as the prospects for a strong recovery faded, but more importantly, we decided to keep our portfolio very well diversified with smaller individual exposures. This approach, as well as an even more intensified monitoring of credits, was warranted as investors lost confidence in financial reporting and numerous companies admitted to inappropriate, or at best aggressive, interpretations of GAAP accounting policies. This asset allocation and diversification strategy served us very well for much of the year, as large differences in realized performance among investment grade funds could be attributed to success in avoiding the handful of corporate credits that "blew up."

Q:    What is your outlook for 2003?

A: The signs of the long-awaited economic recovery seem closer. Fiscal and monetary policies remain very accommodative and consumer spending is likely to remain sufficiently strong until the business sector recovers. We believe that treasury yields will likely rise and the yield curve will be flatter if the recovery takes hold. To be sure, geopolitical uncertainties in Iraq or North Korea or further acts of terrorism could jeopardize this outlook but despite this possibility, we retain a positive outlook for most segments of the spread sectors.

      The Credit Index ended 2002 on a strong note and we believe the corporate market should continue to outperform this year, as an improving economy and the benefits of corporations' earlier efforts at cost cutting and strengthening balance sheets will significantly improve corporate profitability. Investors will likely have greater comfort with undertaking more credit risk.

      We also remain very constructive on the prospects for the structured products sector. The positive environment from 2002 (strong demand and steep yield curve) continues to be in place and barring another unprecedented rally and refinancing wave, prepayment risks should be relatively modest.

      Accordingly, we are entering 2003 with overweights to the corporate and structured products sectors with a watchful eye towards a potential realignment in the relative value between them. In 2002, a portion of the demand for structured products came from investors who sought a temporary safe haven from the carnage experienced in the corporate sector. To the extent that the economy is viewed as clearly recovering, there is the potential for substantial outperformance by overweighting the corporate sector as 2002's asset allocation decision is reversed. We plan to monitor the sectors closely and adjust our sector exposures as appropriate.

--------------------------------------------------------------------------------
The Guardian Bond Fund Profile
------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                       FOR PERIODS ENDED DECEMBER 31, 2002

1 Year .................................................................   9.47%
3 Year .................................................................   9.45%
5 Years ................................................................   7.04%
10 Years ...............................................................   6.99%
Since Inception (5/1/83) ...............................................   8.77%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Growth of a Hypothetical $10,000 Investment

  [The following table was depicted as a line chart in the printed material.]

                         The Guardian            Lehman Aggregate
                           Bond Fund                 Bond Index
                           ---------                 ----------
5/1/83                      10000                     10000
    83                       9925                     10204
    84                      11219                     11750
    85                      13728                     14347
    86                      15766                     16537
    87                      15816                     16992
    88                      17351                     18332
    89                      19758                     20996
    90                      21254                     22877
    91                      24695                     26538
    92                      26597                     28502
    93                      29218                     31281
    94                      28209                     30369
    95                      33170                     35979
    96                      34124                     37286
    97                      37191                     40885
    98                      40181                     44432
    99                      42625                     44075
    00                      46262                     49201
    01                      50362                     53363
 12/02                      55130                     58839

To give you a comparison, the chart shows the performance of a hypothetical $10,000 investment made in The Guardian Bond Fund and in the Lehman Aggregate Bond Index.

--------------------------------------------------------------------------------
(5) The respective indexes are: the Lehman Mortgage-Backed Securities (MBS) Index, the Lehman Commercial Mortgage-Backed Securities (CMBS) Index and the Lehman Asset-Backed Securities (ABS) Index.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------
Asset Backed -- 11.7%
--------------------------------------------------------------------------------
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$    2,000,000    Aesop Funding II LLC
                    2002-1A A1
                    3.85% due 10/20/2006 +                        $   2,060,420
       901,808    Amresco
                     1997-1 MIF
                     7.42% due 3/25/2027                                900,250
     4,200,000    California Infrastructure SCE
                     1997-1 A7
                     6.42% due 12/26/2009                             4,717,099
     3,600,000    Chase Manhattan Auto Owner Tr.
                     2002-A A4
                     4.24% due 9/15/2008                              3,772,419
     3,520,000    Chevy Chase Auto Rec. Tr.
                     2001-2 A4
                     4.44% due 4/16/2007                              3,658,756
     5,308,000    Citibank Credit Card Issuance Tr.
                     2000-A1 A1
                     6.90% due 10/15/2007                             5,930,025
     3,600,000    Daimler Chrysler Auto Tr.
                     2002-A A4
                     4.49% due 10/6/2008                              3,780,865
     4,374,000    Honda Auto Rec. Owner Tr.
                     2002-1 A4
                     4.22% due 4/16/2007                              4,566,483
     5,308,000    Peco Energy Transition Tr.
                     1999-A A6
                     6.05% due 3/1/2009                               5,862,177
     4,190,000    Residential Asset Mtg. Products, Inc.
                     2002-RZ3 A3
                     3.71% due 2/25/2029                              4,251,294
     3,300,000    Residential Asset Sec. Corp.
                     2000-KS5 AI5
                     7.615% due 12/25/2031                            3,553,450
     3,700,000    Residential Funding Mtg. Sec. II
                     2002-HS2 A3
                     4.44% due 3/25/2017                              3,777,968
     4,100,000    Vanderbilt Acquisition Loan Tr.
                     2002-1 A3
                     5.70% due 9/7/2023                               4,251,726
-------------------------------------------------------------------------------
                  Total Asset Backed
                     (Cost $49,197,398)                              51,082,932
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Commercial Mortgage Backed -- 8.9%
-------------------------------------------------------------------------------
$    4,161,761    Bear Stearns Comm'l. Mtg. Sec., Inc.
                     2002-Top8 A1
                     4.06% due 8/15/2038                          $   4,215,011
     3,954,000    Bear Stearns Comm'l. Mtg. Sec., Inc.
                     2002-Top6 A2
                     6.46% due 10/15/2036                             4,453,896
     5,066,011    First Union-Lehman Bros.-Bank of
                     America 1998-C2 A1
                     6.28% due 11/18/2035                             5,421,823
     3,400,000    LB-UBS Comm'l. Mtg. Tr.
                     2002-C2 A4
                     5.594% due 6/15/2031                             3,630,880
     4,920,000    LB-UBS Comm'l. Mtg. Tr.
                     2001-C7 A5
                     6.133% due 12/15/2030                            5,442,675
     4,148,000    LB-UBS Comm'l. Mtg. Tr.
                     2001-C3 A2
                     6.365% due 12/15/2028                            4,634,433
       485,000    Morgan Stanley Dean Witter Capital
                     I 2002-Top7 A2
                     5.98% due 1/15/2039                                533,622
     2,050,000    Salomon Brothers Mtg. Secs. VII,
                     Inc. 2001-C2 A3
                     6.499% due 10/13/2011                            2,313,742
     7,600,000    Wachovia Bank Comm'l. Mtg. Tr.
                     2002-C1 A2
                     5.681% due 4/15/2034                             8,251,527
-------------------------------------------------------------------------------
                  Total Commercial Mortgage Backed
                     (Cost $37,119,281)                              38,897,609
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Corporate Bonds -- 19.4%
-------------------------------------------------------------------------------
Aerospace and Defense -- 0.2%
$      600,000    Lockheed Martin Corp.
                     8.50% due 12/1/2029                          $     804,985
       200,000    Northrop Grumman Corp.
                     7.125% due 2/15/2011                               227,319
                                                                  -------------
                                                                      1,032,304
-------------------------------------------------------------------------------
Airlines -- 0.4%
     1,800,000    Delta Air Lines, Inc.
                     6.417% due 7/2/2012                              1,905,403
-------------------------------------------------------------------------------
Automotive -- 0.3%
       250,000    Delphi Corp.
                     7.125% due 5/1/2029                                242,325
       530,000    Ford Motor Co.
                     7.45% due 7/16/2031                                461,031
       300,000    TRW, Inc.
                     7.75% due 6/1/2029                                 353,851
                                                                  -------------
                                                                      1,057,207
-------------------------------------------------------------------------------
Building Materials -- 0.1%
       500,000    Masco Corp.
                     6.50% due 8/15/2032                                513,986
-------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
60

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
Energy -- 0.6%
$      500,000    Anadarko Petroleum Corp.
                     5.00% due 10/1/2012                          $     506,107
     1,750,000    Devon Energy Corp.
                     7.95% due 4/15/2032                              2,103,864
                                                                  -------------
                                                                      2,609,971
-------------------------------------------------------------------------------
Energy - Refining -- 0.5%
     1,750,000    Tosco Corp.
                     8.125% due 2/15/2030                             2,230,739
-------------------------------------------------------------------------------
Entertainment -- 0.5%
     2,000,000    Time Warner Cos., Inc.
                     7.57% due 2/1/2024                               2,006,536
-------------------------------------------------------------------------------
Environmental -- 0.5%
     1,750,000    Waste Management, Inc.
                     7.375% due 8/1/2010                              1,914,745
-------------------------------------------------------------------------------
Finance Companies -- 1.0%
       500,000    Ford Motor Credit Co.
                     7.25% due 10/25/2011                               485,838
     1,280,000    Ford Motor Credit Co.
                     7.60% due 8/1/2005                               1,306,938
     1,000,000    General Electric Capital Corp.
                     5.45% due 1/15/2013                              1,038,736
       650,000    General Motors Acceptance Corp.
                     7.00% due 2/1/2012                                 652,753
       300,000    General Motors Acceptance Corp.
                     8.00% due 11/1/2031                                301,634
       350,000    Household Finance Corp.
                     7.35% due 11/27/2032                               377,273
                                                                  -------------
                                                                      4,163,172
-------------------------------------------------------------------------------
Financial -- 0.7%
     1,250,000    Goldman Sachs Group, Inc.
                     5.70% due 9/1/2012                               1,300,056
       750,000    Lehman Brothers Hldgs., Inc.
                     6.625% due 1/18/2012                               830,123
       900,000    Morgan Stanley Dean Witter
                     6.60% due 4/1/2012                                 997,485
                                                                  -------------
                                                                      3,127,664
-------------------------------------------------------------------------------
Financial-Banks -- 1.7%
       900,000    Bank America Corp.
                     4.875% due 9/15/2012                               909,711
       400,000    BB&T Corp.
                     6.50% due 8/1/2011                                 451,772
     1,500,000    Citigroup, Inc.
                     5.625% due 8/27/2012                             1,577,223
     1,500,000    MBNA America Bank Nat'l.
                     7.125% due 11/15/2012                            1,569,767
       450,000    Regions Financial Corp.
                     6.375% due 5/15/2012                               501,868
     2,275,000    Wells Fargo Bank NA
                     6.45% due 2/1/2011                               2,553,899
                                                                  -------------
                                                                      7,564,240
-------------------------------------------------------------------------------
Food and Beverage -- 0.7%
     1,350,000    Coca Cola Bottling Co.
                     5.00% due 11/15/2012                             1,357,245
       250,000    Coca Cola Enterprises, Inc.
                     6.75% due 9/15/2028                                278,973
       400,000    Pepsi Bottling Group, Inc.
                     7.00% due 3/1/2029                                 464,762
       800,000    Unilever Capital Corp.
                     5.90% due 11/15/2032                               818,347
                                                                  -------------
                                                                      2,919,327
-------------------------------------------------------------------------------
Industrial - Other -- 0.8%
     3,500,000    Aramark Svcs., Inc.
                     6.75% due 8/1/2004                               3,641,519
-------------------------------------------------------------------------------
Media - Cable -- 0.9%
     1,000,000    AT&T Broadband Corp.
                     9.455% due 11/15/2022                            1,178,277
     2,300,000    Comcast Cable Comm., Inc.
                     6.875% due 6/15/2009                             2,446,954
       400,000    Cox Comm., Inc.
                     7.125% due 10/1/2012                               444,293
                                                                  -------------
                                                                      4,069,524
-------------------------------------------------------------------------------
Media - NonCable -- 0.9%
     3,500,000    Scholastic Corp.
                     5.75% due 1/15/2007                              3,734,972
-------------------------------------------------------------------------------
Merchandising - Supermarkets -- 0.9%
     1,900,000    Kroger Co.
                     7.25% due 6/1/2009                               2,154,140
     1,700,000    Safeway, Inc.
                     7.25% due 2/1/2031                               1,923,543
                                                                  -------------
                                                                      4,077,683
-------------------------------------------------------------------------------
Natural Gas - Pipelines -- 1.1%
     3,500,000    Consolidated Natural Gas Co.
                     7.25% due 10/1/2004                              3,769,962
       350,000    Duke Energy Field Svcs.
                     8.125% due 8/16/2030                               355,264
       500,000    Kinder Morgan, Inc.
                     6.50% due 9/1/2012                                 522,535
                                                                  -------------
                                                                      4,647,761
-------------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
      600,000     Abitibi-Consolidated, Inc.
                     8.55% due 8/1/2010                                 665,921
       450,000    Domtar, Inc.
                     7.875% due 10/15/2011                              525,941

                       See notes to financial statements.


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                                                                              61

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Schedule of Investments
December 31, 2002 (Continued)

--------------------------------------------------------------------------------
Asset Backed -- 11.7%
--------------------------------------------------------------------------------
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$    1,000,000    Int'l. Paper Co. +
                     5.85% due 10/30/2012                         $   1,047,042
       450,000    Weyerhaeuser Co.
                     6.75% due 3/15/2012                                490,652
                                                                  -------------
                                                                      2,729,556
-------------------------------------------------------------------------------
Railroads -- 1.3%
       300,000    CSX Corp.
                     4.875% due 11/1/2009                               309,089
     1,500,000    Norfolk Southern Corp.
                     6.75% due 2/15/2011                              1,697,823
       900,000    Norfolk Southern Corp.
                     7.25% due 2/15/2031                              1,046,193
     2,500,000    Union Pacific Corp.
                     6.625% due 2/1/2029                              2,743,135
                                                                  -------------
                                                                      5,796,240
-------------------------------------------------------------------------------
Real Estate Investment Trust -- 0.5%
       450,000    Duke Realty Corp.
                     5.875% due 8/15/2012                               461,680
       225,000    EOP Operating LP
                     7.00% due 7/15/2011                                245,152
       350,000    Kimco Realty Corp.
                     6.00% due 11/30/2012                               357,831
       550,000    Liberty Ppty. LP
                     7.25% due 3/15/2011                                602,099
       275,000    Regency Centers LP
                     6.75% due 1/15/2012                                296,935
       250,000    Simon Ppty. Group LP +
                     6.35% due 8/28/2012                                260,716
                                                                  -------------
                                                                      2,224,413
-------------------------------------------------------------------------------
Retailers -- 1.0%
       750,000    Staples, Inc. +
                     7.375% due 10/1/2012                               823,370
       500,000    Target Corp.
                     6.35% due 11/1/2032                                522,679
     2,931,000    Wal-Mart Stores, Inc.
                     8.75% due 12/29/2006                             2,946,329
                                                                  -------------
                                                                      4,292,378
-------------------------------------------------------------------------------
Technology -- 0.1%
       480,000    IBM Corp.
                     6.50% due 1/15/2028                                514,129
-------------------------------------------------------------------------------
Utilities - Electric and Water -- 1.0%
       200,000    Alabama Power Co.
                     5.50% due 10/15/2017                               209,491
       200,000    Detroit Edison Co.
                     5.20% due 10/15/2012                               206,994
       500,000    Georgia Power Co.
                     5.125% due 11/15/2012                              517,389
       900,000    National Rural Utilities Coop. Fin.
                     8.00% due 3/1/2032                               1,086,274
       400,000    Oncor Electric Delivery Co. +
                     7.25% due 1/15/2033                                407,351
       600,000    Pepco Hldgs., Inc. +
                     6.45% due 8/15/2012                                635,356
     1,000,000    PSEG Energy Hldgs., Inc.
                     8.50% due 6/15/2011                                815,000
       500,000    Public Service Electric Gas Co.
                     5.125% due 9/1/2012                                514,356
                                                                  -------------
                                                                      4,392,211
-------------------------------------------------------------------------------
Wireless Communications -- 0.6%
       700,000    AT&T Wireless Svcs., Inc.
                     7.875% due 3/1/2011                                703,500
     1,410,000    Verizon Wireless Capital LLC
                     5.375% due 12/15/2006                            1,473,007
       350,000    Vodafone Group PLC
                     6.25% due 11/30/2032                               349,597
                                                                  -------------
                                                                      2,526,104
-------------------------------------------------------------------------------
Wireline Communications -- 1.9%
       450,000    British Telecom. PLC
                     8.875% due 12/15/2030                              573,705
       400,000    Century Tel. Enterprises, Inc.
                     6.875% due 1/15/2028                               416,385
       400,000    Citizens Comm. Co.
                     9.00% due 8/15/2031                                468,182
     1,000,000    Deutsche Telekom Int'l. Fin.
                     9.25% due 6/1/2032                               1,268,541
     1,200,000    France Telecom S.A.
                     9.25% due 3/1/2011                               1,387,524
       200,000    Royal KPN NV
                     8.375% due 10/1/2030                               246,726
       750,000    Sprint Capital Corp.
                     8.375% due 3/15/2012                               746,250
     1,800,000    Verizon New York, Inc.
                     7.375% due 4/1/2032                              2,081,475
       900,000    Verizon Pennsylvania, Inc.
                     5.65% due 11/15/2011                               943,626
                                                                  -------------
                                                                      8,132,414
-------------------------------------------------------------------------------
Yankee -- 0.6%
     2,550,000    Pemex Master Tr. +
                     7.875% due 2/1/2009                              2,741,250
-------------------------------------------------------------------------------
                  Total Corporate Bonds
                     (Cost $79,741,074)                              84,565,448
-------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
62

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 31.1%
-------------------------------------------------------------------------------
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
                  FHLMC
$   15,000,000       6.00%, (30 yr. TBA)                          $  15,506,250
     5,797,674       6.50%, 2032                                      6,041,846
       300,331       7.00%, 8/1/2008                                    320,110
    11,621,388       7.00%, 6/1/2032                                 12,214,784
                  FNMA
     7,100,000       5.50%, (15 yr. TBA)                              7,355,160
     2,270,000       6.00%, (15 yr. TBA)                              2,372,150
     1,500,000       5.50%, (30 yr. TBA)                              1,529,532
     2,200,000       5.50%, 12/1/2032                                 2,247,646
     4,861,127       6.00%, 10/1/2013                                 5,107,835
       500,001       6.00%, 6/1/2017                                    523,215
       975,000       6.00%, 9/1/2032                                  1,009,281
     7,249,048       6.50%, 2017                                      7,661,959
    12,160,000       6.50%, 4/1/2031                                 12,667,005
    29,966,319       6.50%, 2032                                     31,215,200
     1,472,248       7.00%, 9/1/2014                                  1,567,182
     4,301,058       7.00%, 2032                                      4,523,891
     4,523,354       7.50%, 12/1/2029                                 4,806,222
       900,656       7.50%, 5/1/2030                                    956,978
       285,418       8.00%, 6/1/2008                                    302,109
     1,048,368       8.00%, 2030                                      1,130,464
       578,383       8.00%, 3/1/2031                                    621,757
         1,659       8.25%, 1/1/2009                                      1,752
        60,350       8.50%, 8/1/2009                                     65,191
                  GNMA
     3,600,000       6.00%, (30 yr. TBA)                              3,744,000
     1,169,127       6.50%, 7/15/2029                                 1,228,590
     8,619,834       6.50%, 2032                                      9,053,361
     1,438,367       8.00%, 2030                                      1,555,898
-------------------------------------------------------------------------------
                  Total Mortgage Pass-Throughs
                     (Cost $132,195,382)                            135,329,368
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Sovereign Debt -- 0.7%
-------------------------------------------------------------------------------
$    1,000,000    Korea Development Bank
                     5.50% due 11/13/2012                         $   1,039,675
       450,000    Malaysia
                     7.50% due 7/15/2011                                517,365
     1,300,000    United Mexican States
                     8.00% due 9/24/2022                              1,345,500
-------------------------------------------------------------------------------
                  Total Sovereign Debt
                     (Cost $2,801,203)                                2,902,540
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
U.S. Government -- 24.0%
-------------------------------------------------------------------------------
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
U.S. Government Agencies -- 7.6%
                  FNMA
$   14,000,000       5.00%, 1/15/2007                             $  15,175,370
     6,640,000       6.00%, 5/15/2008                                 7,521,234
     7,700,000       6.125%, 3/15/2012                                8,777,854
     1,200,000       6.375%, 6/15/2009                                1,388,528
                                                                  -------------
                                                                     32,862,986
-------------------------------------------------------------------------------
U.S. Treasury Bonds and Notes -- 16.4%
                  U.S. Treasury Bonds
     6,387,000       5.375%, 2/15/2031                                6,962,827
                  U.S. Treasury Notes
    16,150,000       2.25%, 7/31/2004                                16,361,969
     9,670,000       3.00%, 1/31/2004                                 9,849,804
     6,950,000       3.00%, 11/15/2007                                7,033,615
     1,505,000       3.25%, 8/15/2007                                 1,542,273
     5,402,000       4.00%, 11/15/2012                                5,478,390
     1,219,000       4.375%, 8/15/2012                                1,274,188
     2,221,000       4.875%, 2/15/2012                                2,411,779
     1,000,000       5.75%, 8/15/2010                                 1,149,766
     8,670,000       5.875%, 11/15/2004                               9,363,938
     4,395,000       6.00%, 8/15/2009                                 5,109,873
     4,000,000       6.50%, 2/15/2010                                 4,781,248
                                                                  -------------
                                                                     71,319,670
-------------------------------------------------------------------------------
                  Total U.S. Government
                     (Cost $99,851,562)                             104,182,656
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Commercial Paper -- 7.0%
-------------------------------------------------------------------------------
Automotive -- 2.4%
$   10,300,000    Volkswagen of America, Inc.
                     1.19% due 1/14/2003 (a)                      $  10,295,574
-------------------------------------------------------------------------------
Financial -- 0.9%
     3,800,000    Morgan Stanley Dean Witter
                     1.23% due 1/22/2003 (a)                          3,797,274
-------------------------------------------------------------------------------
Food and Beverage -- 2.2%
     9,850,000    Brown-Forman Corp.
                     1.23% due 1/21/2003 (a)                          9,843,269
-------------------------------------------------------------------------------
Oil and Gas Services -- 1.5%
     6,650,000    Exxon Imperial US, Inc.
                     1.17% due 1/14/2003 (a)                          6,647,190
-------------------------------------------------------------------------------
                  Total Commercial Paper
                     (Cost $30,583,307)                              30,583,307
-------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
                                                                              63

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

-------------------------------------------------------------------------------
Repurchase Agreement -- 3.7%
-------------------------------------------------------------------------------
Principal
Amount                                                                    Value
-------------------------------------------------------------------------------
$   15,996,000    State Street Bank and Trust Co.
                  repurchase agreement, dated
                  12/31/2002, maturity value
                  $15,997,022 at 1.15%, due
                  1/2/2003 (1)(a) (Cost $15,996,000)              $  15,996,000
-------------------------------------------------------------------------------
Total Investments -- 106.5%
  (Cost $447,485,207)                                             $ 463,539,860
Payables for Mortgage Pass-Throughs
  Delayed Delivery Securities(a) -- (6.8)%                          (29,669,011)
Cash, Receivables and Other Assets
  Less Liabilities -- 0.3%                                            1,217,936
-------------------------------------------------------------------------------
Net Assets -- 100%                                                $ 435,088,785
-------------------------------------------------------------------------------

+     Rule 144A restricted security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.
(a) Commercial paper and repurchase agreement are segregated to cover forward mortgage purchases.

                       See notes to financial statements.


--------------------------------------------------------------------------------
64

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
December 31, 2002

ASSETS
   Investments, at market (cost $447,485,207)                       $463,539,860
   Cash                                                                      942
   Interest receivable                                                 3,947,000
   Receivable for fund shares sold                                       157,642
   Other assets                                                            3,902
                                                                    ------------
      Total Assets                                                   467,649,346
                                                                    ------------

LIABILITIES
   Payable for forward mortgage securities
      purchased -- Note E                                             29,669,011
   Payable for securities purchased                                    2,555,620
   Payable for fund shares redeemed                                       88,208
   Accrued expenses                                                       59,303
   Due to affiliates                                                     188,419
                                                                    ------------
      Total Liabilities                                               32,560,561
                                                                    ------------
      Net Assets                                                    $435,088,785
                                                                    ============
COMPONENTS OF NET ASSETS
   Capital stock, at par                                            $  3,475,430
   Additional paid-in capital                                        415,325,967
   Accumulated net realized gain on investments                          232,735
   Net unrealized appreciation of investments                         16,054,653
                                                                    ------------
      Net Assets                                                    $435,088,785
                                                                    ============

Shares Outstanding -- $0.10 par value                                 34,754,299
                                                                    ============

Net Asset Value Per Share                                           $      12.52
                                                                    ============

Statement of Operations
Year Ended
December 31, 2002

INVESTMENT INCOME
   Interest                                                         $ 20,014,554
                                                                    ------------

   Expenses:
      Investment advisory fees -- Note B                               1,955,708
      Custodian fees                                                     112,000
      Printing expense                                                    54,000
      Audit fees                                                          19,850
      Directors' fees -- Note B                                           18,603
      Legal fees                                                          18,558
      Interest expense on reverse repurchase
      agreements -- Note E                                                 8,466
      Other                                                               12,788
                                                                    ------------
      Total Expenses                                                   2,199,973
                                                                    ------------

   Net Investment Income                                              17,814,581
                                                                    ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS -- NOTE C
      Net realized gain on investments                                 1,762,539
      Net change in unrealized depreciation
        of investments                                                16,173,008
                                                                    ------------
   Net Realized and Unrealized Gain
      on Investments                                                  17,935,547
                                                                    ------------
        NET INCREASE IN NET ASSETS
          FROM OPERATIONS                                           $ 35,750,128
                                                                    ============


                       See notes to financial statements.


--------------------------------------------------------------------------------
65

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Statement of Changes in Net Assets

                                                                                Year Ended December 31,
                                                                                 2002             2001
                                                                            -------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
   From Operations:
      Net investment income                                                 $  17,814,581    $  20,441,401
      Net realized gain on investments                                          1,762,539       18,233,783
      Net change in unrealized appreciation/(depreciation) of investments      16,173,008       (6,389,951)
                                                                            -------------    -------------
        Net Increase in Net Assets from Operations                             35,750,128       32,285,233
                                                                            -------------    -------------

   Dividends and Distributions to Shareholders from:
      Net investment income                                                   (17,581,953)     (21,748,858)
      Net realized gain on investments                                         (1,352,532)      (1,685,008)
                                                                            -------------    -------------
        Total Dividends and Distributions to Shareholders                     (18,934,485)     (23,433,866)
                                                                            -------------    -------------

   From Capital Share Transactions:
      Net increase/(decrease) in net assets from capital share
        transactions -- Note G                                                 60,381,055       (6,394,373)
                                                                            -------------    -------------
   Net Increase in Net Assets                                                  77,196,698        2,456,994

NET ASSETS:
Beginning of year                                                             357,892,087      355,435,093
                                                                            -------------    -------------
End of year*                                                                $ 435,088,785    $ 357,892,087
                                                                            =============    =============

                       See notes to financial statements.


--------------------------------------------------------------------------------
66

--------------------------------------------------------------------------------

Statement of Cash Flows
Year Ended December 31, 2002

Cash flows from operating activities:
   Net increase in net assets resulting from operations                  $    35,750,128
      Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
          Purchases of long-term securities                               (1,007,487,308)
          Proceeds from sales of long-term securities                        938,763,630
          Proceeds from mortgage paydown securities                           18,283,931
          Premium amortization/discount accretion, net                           704,877
          Purchases of short-term investments, net                            33,855,558
          Increase in receivables                                               (587,040)
          Increase in payables                                                    51,787
          Net realized gain on investments                                    (1,762,539)
          Net change in unrealized depreciation of investments               (16,173,008)
                                                                         ---------------
            Net cash provided by operating activities                          1,400,016
                                                                         ---------------

Cash flows from financing activities:
          Proceeds from Fund shares sold                                     109,893,809
          Payments for Fund shares redeemed                                  (67,843,575)
          Cash distributions paid                                               (276,815)
          Proceeds from the financing of dollar roll transactions, net       (43,173,125)
                                                                         ---------------
            Net cash used in financing activities                             (1,399,706)
                                                                         ---------------
   Increase in Cash                                                                  310
Cash
   Beginning of year                                                                 632
                                                                         ---------------
   End of year                                                           $           942
                                                                         ===============

Supplemental disclosure of cash flow information
   Non-cash financing activities not included above:
      Reinvestment of distributions                                      $    18,657,670
                                                                         ===============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Bond Fund, Inc.
------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                                                 Year Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                     ---------------------------------------------------------------------------
Net asset value,
   beginning of year                                 $     11.99     $     11.75     $     11.41     $     12.23     $     12.11
                                                     -----------     -----------     -----------     -----------     -----------
Income from investment
   operations:
   Net investment income                                    0.57            0.69            0.81            0.68            0.69
   Net realized and unrealized gain/
      (loss) on investments                                 0.55            0.34            0.31           (0.79)           0.28
                                                     -----------     -----------     -----------     -----------     -----------
   Net increase/(decrease) from investment
      operations                                            1.12            1.03            1.12           (0.11)           0.97
                                                     -----------     -----------     -----------     -----------     -----------

Dividends and Distributions
   to Shareholders from:
   Net investment income                                   (0.55)          (0.73)          (0.78)          (0.68)          (0.69)
   Net realized gain on investments                        (0.04)          (0.06)             --           (0.03)          (0.16)
                                                     -----------     -----------     -----------     -----------     -----------
   Total dividends and distributions                       (0.59)          (0.79)          (0.78)          (0.71)          (0.85)
                                                     -----------     -----------     -----------     -----------     -----------

Net asset value, end of year                         $     12.52     $     11.99     $     11.75     $     11.41     $     12.23
                                                     -----------     -----------     -----------     -----------     -----------

Total return*                                               9.47%           8.86%          10.02%          (0.84)%          8.10%
                                                     -----------     -----------     -----------     -----------     -----------
Ratios/supplemental data:
   Net assets, end of year
      (000's omitted)                                $   435,089     $   357,892     $   355,435     $   376,431     $   381,387
   Ratio of expenses to
      average net assets                                    0.56%           0.57%           0.55%           0.57%           0.67%
   Ratio of expenses excluding interest expense to
      average net assets                                    0.56%           0.56%           0.55%           0.55%           0.55%
   Ratio of net investment
      income to average net assets                          4.55%           5.41%           6.75%           5.78%           5.51%
   Portfolio turnover rate                                   249%            414%            297%            257%            287%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------
68

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                                                                              69

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      The Guardian Variable Contract Funds, Inc. (GVCF) was organized in March 1983 and was known as "The Guardian Stock Fund, Inc." prior to September 13, 1999. Shares are offered in six series: The Guardian Stock Fund (GSF), The Guardian VC 500 Index Fund (GVC500IF), The Guardian VC Asset Allocation Fund (GVCAAF), The Guardian VC High Yield Bond Fund (GVCHYBF), The Guardian UBS VC Large Cap Value Fund (GUVCLCVF), and The Guardian UBS VC Small Cap Value Fund (GUVCSCVF). GUVCLCVF and GUVCSCVF had not commenced operations as of December 31, 2002.

      GVCF, The Guardian Bond Fund, Inc. (GBF) and The Guardian Cash Fund, Inc.
(GCF) are each incorporated in the state of Maryland and are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (1940 Act). Each series of GVCF and GBF and GCF are referred to collectively as the "Funds" and individually as a "Fund."

      GSF offers two classes of shares: Class I and Class II. The Class I shares of GSF, and shares of GVC500IF, GVCAAF, GVCHYBF, GBF and GCF, are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly-owned subsidiary of Guardian Life Insurance Company of America (Guardian Life). GSF's Class II shares are offered through the ownership of variable annuities and variable life insurance policies issued by other insurance companies that offer GSF as an investment option through their separate accounts. The two classes of shares for GSF represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required. As of December 31, 2002, no Class II shares have been issued.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on national securities exchanges are valued at the last sales price on these exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sale price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities. In GVCAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.

      Pursuant to valuation procedures approved by the Board of Directors, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Other securities, including securities for which market quotations are not readily available (such as certain mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors.

      Repurchase agreements are carried at cost which approximates market value (see Note D). Short term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.


--------------------------------------------------------------------------------
76

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

      GSF, GVC500IF and GVCHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains or losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

      GSF, GVC500IF and GVCHYBF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from an unanticipated movement in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Futures Contracts

      GSF, GVC500IF, GVCAAF and GVCHYBF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margin by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds' investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, the Funds may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

      Dividends from net investment income are declared and paid semi-annually for GSF, GVC500IF, GVCAAF, GVCHYBF and GBF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Most of the dividends or distributions are credited in the form of additional shares of the applicable Fund at such Fund's net asset value on the ex-dividend date.

      GCF earns interest on its investments and declares all of its net investment income, increased or decreased by realized gains or losses, each day GCF is open for business. Earnings for Saturdays, Sundays and holidays are declared as a dividend on the next business day. All dividends and distributions are credited in the form of additional shares of GCF at its net asset value on the payable date.

      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

      The tax character of distributions paid to shareholders during the years ended December 31, 2002 and 2001 was as follows:

                                 Ordinary        Long-Term
                                  Income        Capital Gain            Total
                                 --------       ------------            -----
                                ------------------------------------------------
                                                     2002
                                ------------------------------------------------
GSF                             $14,289,601         $     --         $14,289,601
GVC500IF                          3,699,725               --           3,699,725
GVCAAF                              763,200               --             763,200
GVCHYBF                           2,608,240               --           2,608,240
GBF                              18,207,257          727,229          18,934,486
GCF                               6,052,868               --           6,052,868
                                ------------------------------------------------
                                                     2001
                                ------------------------------------------------
GSF                             $ 6,151,807      $18,307,091         $24,458,898
GVC500IF                          3,789,995               --           3,789,995
GVCAAF                              554,053        1,018,852           1,572,905
GVCHYBF                           2,808,473               --           2,808,473
GBF                              21,748,858        1,685,008          23,433,866
GCF                              16,315,042               --          16,315,042

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                          Undistributed Long-
                          Undistributed     Term Gain/Post-         Unrealized
                             Ordinary     October Loss/Capital     Appreciation/
                              Income       Loss Carryforward      (Depreciation)
                          -------------   --------------------    --------------
GSF                         $8,863,691       $(596,598,561)       $(165,888,019)
GVC500IF                       123,693        (127,015,903)         (32,114,211)
GVCAAF                         705,013          (9,139,244)          (8,717,532)
GVCHYBF                         15,865          (8,440,156)             185,567
GBF                            310,119             252,079           15,725,190

Taxes

      Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

      For the year ended December 31, 2002, for federal income tax purposes, the following Funds have post-October capital losses and net capital losses carryforward of:

                                 Post-October         Capital Loss    Expiration
                                 Capital Loss         Carryforward       Date
                                 ------------         ------------       ----
GSF                              $30,208,450          $326,068,710       2009
GSF                                       --           240,321,401       2010
GVC500IF                          11,652,333             1,090,651       2009
GVC500IF                                  --           114,272,919       2010
GVCAAF                               120,798             5,427,268       2009
GVCAAF                                    --             3,591,179       2010
GVCHYBF                              934,343               158,772       2007
GVCHYBF                                   --               965,463       2008
GVCHYBF                                   --             3,495,562       2009
GVCHYBF                                   --             2,886,016       2010

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are


--------------------------------------------------------------------------------
78

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

      During the year ended December 31, 2002, certain Funds reclassified amounts to paid-in capital from undistributed/(overdistributed) net investment income and accumulated net realized gain/(loss) on investments.
Increases/(decreases) to the various capital accounts were as follows:

                                                                    Accumulated
                                                Overdistributed    net realized
                                 Paid-in         net investment       gain on
                                 capital             income         investments
                                 -------        ---------------    ------------

GSF                              $ 2,988           $  (2,988)       $        --
GBF                               90,642            (232,628)           141,986

-------------------------------------------------
Note B -- Investment Advisory Agreements
          and Payments to or from Related Parties
-------------------------------------------------

      Guardian Investor Services LLC (GIS, formerly known as "Guardian Investor Services Corporation"), a wholly-owned subsidiary of GIAC, provides investment advisory services to each of the Funds. GSF, GVCAAF, GBF and GCF pay investment advisory fees at an annual rate of .50% of the average daily net assets of each Fund. GVC500IF and GVCHYBF pay investment advisory fees at an annual rate of ..25% and .60%, respectively, of their average daily net assets. GIS voluntarily assumes a portion of the ordinary operating expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) that exceeds .28% of the average daily net assets of GVC500IF. GIS subsidized .06% of the ordinary operating expenses of GVC500IF or $186,284 for the year ended December 31, 2002.

      There are no duplicative advisory fees charged to GVCAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory fees are paid at the underlying Fund level.

      The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

---------------------------------
Note C -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2002 were as follows:

                                                GSF                  GVC500IF
                                                ---                  --------
      Purchases ....................      $1,044,976,481          $  47,976,568
      Proceeds .....................      $1,267,615,936          $ 180,067,473

                                              GVCHYBF                  GBF
                                              -------                  ---
      Purchases ....................      $   23,785,665          $1,009,092,691
      Proceeds .....................      $   20,128,943          $  938,763,630


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

      The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding futures at December 31, 2002 were as follows:

                                                                GSF           GVC500IF
                                                                ---           --------
      Gross Appreciation                                 $   47,917,676    $   7,938,802
      Gross Depreciation                                   (213,805,695)     (39,979,318)
                                                         ==============    =============

        Net Unrealized Depreciation                      $ (165,888,019)   $ (32,040,516)
                                                         ==============    =============

      Cost of investments for tax purposes               $1,531,709,545    $ 159,721,225
                                                         ==============    =============

                                                             GVCAAF            GVCHYBF
                                                             ------            -------
      Gross Appreciation                                 $      366,599    $   1,157,372
      Gross Depreciation                                     (8,663,035)        (971,805)
                                                         ==============    =============

        Net Unrealized Appreciation/(Depreciation)       $   (8,296,436)   $     185,567
                                                         ==============    =============

      Cost of investments for tax purposes               $   42,866,028    $  34,842,338
                                                         ==============    =============

                                                                GBF
                                                                ---
         Gross Appreciation                              $   16,125,358
         Gross Depreciation                                    (400,168)
                                                         ==============

           Net Unrealized Appreciation                   $   15,725,190
                                                         ==============

         Cost of investments for tax purposes            $  447,814,670
                                                         ==============


-------------------------------
Note D -- Repurchase Agreements
-------------------------------

      The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

---------------------------------------
Note E -- Reverse Repurchase Agreements
---------------------------------------

      GBF, GVCAAF and GVCHYBF may enter into reverse repurchase agreements with banks or third-party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GBF, GVCAAF and GVCHYBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them. Interest paid by GBF on reverse repurchase agreements for the year ended December 31, 2002 amounted to $8,466.


--------------------------------------------------------------------------------
80

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

----------------------------------
Note F -- Dollar Roll Transactions
----------------------------------

      GBF, GVCAAF and GVCHYBF may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GBF, GVCAAF and GVCHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

---------------------------------------
Note G -- Transactions in Capital Stock
---------------------------------------

      There are 800,000,000 shares of $0.001 par value capital stock authorized for GVCF divided into two classes, designated Class I and Class II shares. GSF Class I consists of 300,000,000 shares; GVC500IF Class I consists of 200,000,000 shares; GVCAAF Class I and GVCHYBF Class I each consist of 100,000,000 shares; and GSF Class II consists of 100,000,000 shares. There are 100,000,000 shares of $0.10 par value capital stock authorized for each of GBF and GCF. Through December 31, 2002, no Class II shares of GSF were issued. Transactions in capital stock were as follows:

                                                 Year Ended December 31,                Year Ended December 31,
                                               2002                 2001               2002                 2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o The Guardian Stock Fund
Shares sold                                   4,673,210           3,815,255        $ 113,023,863       $ 122,786,296
Shares issued in reinvestment of
   dividends and distributions                  544,573             784,694           14,289,601          24,458,898
Shares repurchased                          (16,305,105)        (18,650,149)        (405,121,253)       (568,765,235)
---------------------------------------------------------------------------------------------------------------------
   Net decrease                             (11,087,322)        (14,050,200)       $(277,807,789)      $(421,520,041)
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC 500 Index Fund
Shares sold                                   4,629,458          13,181,683        $  33,546,602       $ 119,420,668
Shares issued in reinvestment of
   dividends and distributions                  466,126             408,501            3,272,431           3,526,181
Shares repurchased                          (28,535,396)           (611,918)        (180,704,229)         (5,222,250)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                  (23,439,812)         12,978,266        $(143,885,196)      $ 117,724,599
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC Asset Allocation Fund
Shares sold                                     483,905           1,514,707        $   3,738,324       $  13,674,648
Shares issued in reinvestment of
   dividends and distributions                   97,846             177,529              763,200           1,572,906
Shares repurchased                             (676,754)           (428,231)          (4,922,230)         (3,647,883)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                      (95,003)          1,264,005        $    (420,706)      $  11,599,671
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                 Year Ended December 31,                Year Ended December 31,
                                               2002                 2001               2002                 2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o The Guardian VC High Yield Bond Fund
Shares sold                                   1,545,453           1,744,621        $  12,303,195       $  15,630,031
Shares issued in reinvestment of
   dividends                                    336,975             340,888            2,608,239           2,808,473
Shares repurchased                           (1,157,087)         (1,239,376)          (9,179,869)        (10,983,562)
---------------------------------------------------------------------------------------------------------------------
   Net increase                                 725,341             846,133        $   5,731,565       $   7,454,942
---------------------------------------------------------------------------------------------------------------------
o The Guardian Bond Fund
Shares sold                                   8,874,148           7,257,437        $ 109,477,341       $  88,866,716
Shares issued in reinvestment of
   dividends and distributions                1,512,712           1,928,395           18,657,670          23,063,933
Shares repurchased                           (5,493,407)         (9,581,533)         (67,753,956)       (118,325,022)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                    4,893,453            (395,701)       $  60,381,055       $  (6,394,373)
---------------------------------------------------------------------------------------------------------------------
o The Guardian Cash Fund
Shares sold                                  66,681,009          47,189,875        $ 666,810,091       $ 471,898,754
Shares issued in reinvestment of
   dividends                                    605,287           1,631,504            6,052,868          16,315,042
Shares repurchased                          (69,537,300)        (39,602,863)        (695,373,004)       (396,028,632)
---------------------------------------------------------------------------------------------------------------------
   Net increase/(decrease)                   (2,251,004)          9,218,516        $ (22,510,045)      $  92,185,164
---------------------------------------------------------------------------------------------------------------------

------------------------
Note H -- Line of Credit
------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2002, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

------------------------------------
Note I -- Investments in Affiliates1
------------------------------------

      A summary of GVCAAF transactions an affiliate security during the year ended December 31, 2002 is set forth below:

                                     Balance of      Gross                    Balance of                   Dividends
                                       Shares      Purchases      Gross         Shares          Value     Included in  Net Realized
                                    December 31,      and       Sales and    December 31,   December 31,   Dividend     Gain/(Loss)
       Name of Issuer                   2001       Additions   Reductions        2002           2002        Income       on Sales
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund       3,100,828            --           --     3,100,828    $ 19,969,333   $  427,294    $       --

(1) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


--------------------------------------------------------------------------------
82

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

--------------------------------------------
Note J -- Management Information (Unaudited)
--------------------------------------------

      The directors and officers are named below. Information about their principal occupations and certain other affiliations during the past five years is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is composed of (1) GVCF1,
(2) GBF, (3) GCF, (4) The Park Avenue Portfolio2 (a series trust that issues its shares in twelve series), and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

                                                      Interested Directors*
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Arthur V. Ferrara (72)              Director       Since 1987        Retired. Former Chairman of the                   23
Box 902                                                              Board and Chief Executive Officer,
East Orleans, Massachusetts 02643                                    The Guardian Life Insurance
                                                                     Company of America 1/93-12/95;
                                                                     Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex. Director of various mutual
                                                                     funds, sponsored by Gabelli Asset
                                                                     Management (4 portfolios).

Leo R. Futia (83)                   Director       Since 1982        Retired. Former Chairman of The                   23
18 Interlaken Road                                                   Board and Chief Executive Officer,
Greenwich, Connecticut 06830                                         The Guardian Life Insurance
                                                                     Company of America; Director since
                                                                     5/70. Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Dennis J. Manning (55)              Director        Since 2003       President and Chief Executive                     23
81 Greanest Ridge Road                                               Officer, The Guardian Life Insurance
Wilton, Connecticut 06897                                            Company of America, since 1/03.
                                                                     President and Chief Operating Officer,
                                                                     1/02 to 12/02; Executive Vice
                                                                     President and Chief Operating Officer,
                                                                     1/01 to 12/01; Executive Vice
                                                                     President, Individual Markets and
                                                                     Group Pensions, 1/99 to 12/00; Senior
                                                                     Vice President, Individual Markets and
                                                                     Group Pensions, 6/98 to 12/98; Senior
                                                                     Vice President, Chief Marketing
                                                                     Officer prior thereto. Director of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. since 3/01. Chairman of the Board
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex.

(1) In February 2003, GVCF will begin issuing shares in two new series: The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.

(2) During the year, The Park Avenue Portfolio included two new series: The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                   Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Frank J. Fabozzi, Ph.D. (54)        Director       Since 1992        Adjunct Professor of Finance, School              23
858 Tower View Circle                                                of Management -- Yale University,
New Hope, Pennsylvania 18938                                         2/94-present; Visiting Professor of
                                                                     Finance and Accounting, Sloan School
                                                                     of Management -- Massachusetts
                                                                     Institute of Technology prior thereto.
                                                                     Editor, Journal of Portfolio
                                                                     Management. Director (Trustee) of all
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex. Director (Trustee) of
                                                                     various closed-end investment
                                                                     companies sponsored by Blackstone
                                                                     Financial Management (48 portfolios).

William W. Hewitt, Jr. (74)         Director       Since 1989        Retired. Director (Trustee) of all of             23
c/o Guardian Investor                                                the mutual funds within the Guardian
Services LLC                                                         Fund Complex. Director (Trustee)
7 Hanover Square, H27-A                                              of various mutual funds sponsored by
New York, New York 10004                                             UBS Global Asset Management
                                                                     (U.S.), Inc. (41 portfolios).

Dr. Sidney I. Lirtzman (72)         Director       Since 1987        City University of New York at                    23
38 West 26th Street                                                  Baruch College -- Dean, Zicklin
New York, New York 10010                                             School of Business 2/96 to 9/02.
                                                                     Interim President 9/99 to 9/00; Vice
                                                                     President 10/01 to present. Emanuel
                                                                     Saxe Professor of Management 2/96 to
                                                                     present. Director (Trustee) of all of
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex.

Carl W. Schafer (66)                Director       Since 1996        President, Atlantic Foundation (a                 23
66 Witherspoon Street, #1100                                         private charitable foundation).
Princeton, New Jersey 08542                                          Director of Roadway Corporation
                                                                     (trucking), Labor Ready, Inc.
                                                                     (provider of temporary manual labor),
                                                                     and Frontier Oil Corporation. Director
                                                                     (Trustee) of all of the mutual funds
                                                                     within the Guardian Fund Complex.
                                                                     Director (Trustee) of various mutual
                                                                     funds sponsored by UBS Global
                                                                     Asset Management (U.S.), Inc.
                                                                     (41 portfolios).


--------------------------------------------------------------------------------
84

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                     Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Robert G. Smith (70)                Director        Since 1982       Chairman and Chief Executive                      23
132 East 72nd Street                                                 Officer, Smith Affiliated Capital
New York, New York 10021                                             Corp. since 4/82. Director (Trustee)
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex. Governor
                                                                     appointments as Director of New York
                                                                     Health Care Reform Act Charitable
                                                                     Organization and Nassau County Interim
                                                                     Finance Authority. Senior private
                                                                     member of the New York State Financial
                                                                     Control Board of New York City. Senior
                                                                     Director for the New York State
                                                                     Comptroller's Investment Advisory
                                                                     Committee for State Pension Funds
                                                                     (Common Fund).

                                                            Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Joseph A. Caruso (50)               Senior Vice    Since 1992        Senior Vice President and                         23
                                    President                        Corporate Secretary, The Guardian
                                    and                              Life Insurance Company of America
                                    Secretary                        since 1/01; Vice President and Corporate
                                                                     Secretary prior thereto. Senior Vice
                                                                     President and Secretary, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC, Park
                                                                     Avenue Life Insurance Company,
                                                                     Guardian Baillie Gifford Limited, and
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex. Vice President
                                                                     and Corporate Secretary, Park Avenue
                                                                     Securities LLC. Director of Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC since 3/02.

Howard W. Chin (50)                 Managing       Since 1997        Managing Director, The Guardian                   13
                                    Director                         Life Insurance Company of America
                                                                     since 9/97; Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------
                                                                              85

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                            Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Richard A. Cumiskey (42)            Compliance     Since 2002        Second Vice President, Equity                     23
                                    Officer                          Administration and Oversight, The
                                                                     Guardian Life Insurance Company of
                                                                     America since 1/01; Assistant Vice
                                                                     President, Equity Administration and
                                                                     Oversight, 6/99 to 12/00; Director
                                                                     Compliance Officer, 10/97 to 5/99;
                                                                     Manager prior thereto. Second Vice
                                                                     President and Compliance Officer of
                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Richard A. Goldman (40)             Managing       Since 2001        Managing Director, Equity Investments,            21
                                    Director                         The Guardian Life Insurance Company
                                                                     of America since 7/01. Director,
                                                                     Citigroup Asset Management prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Alexander M. Grant, Jr. (53)        Managing       Since 1993        Managing Director, The Guardian                   14
                                    Director                         Life Insurance Company of America
                                                                     since 3/99; Second Vice President,
                                                                     Investments, 1/97 to 3/99. Assistant
                                                                     Vice President, Investments, prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Jonathan C. Jankus (55)             Managing       Since 1993        Managing Director, Investments,                   18
                                    Director                         The Guardian Life Insurance Company
                                                                     of America since 3/98; Second Vice
                                                                     President, Investments, prior thereto.
                                                                     Officer of various mutual funds within
                                                                     the Guardian Fund Complex.

Ann T. Kearney (51)                 Controller     Since 1987        Second Vice President, Group                      23
                                                                     Pensions Financial Management, The
                                                                     Guardian Life Insurance Company of
                                                                     America. Second Vice President of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. Controller of all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------
86

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Peter J. Liebst (46)                Managing       Since 1999        Managing Director, Investments,                   18
                                    Director                         The Guardian Life Insurance Company
                                                                     of America, since 8/98; Vice
                                                                     President, Van Kampen American Capital
                                                                     Investment Advisory Corporation prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

John B. Murphy (55)                 Managing       Since 1991        Managing Director, Equity Securities,             21
                                    Director                         The Guardian Life Insurance
                                                                     Company of America since 3/98; Second
                                                                     Vice President 3/97 to 3/98. Assistant
                                                                     Vice President prior thereto. Officer
                                                                     of various mutual funds within the
                                                                     Guardian Fund Complex.

Frank L. Pepe (60)                  Vice           Since 1995        Vice President, Equity Financial                  23
                                    President                        Management and Control, The
                                    and                              Guardian Life Insurance Company of
                                    Treasurer                        America. Vice President and
                                                                     Controller, Guardian Insurance &
                                                                     Annuity Company, Inc. Senior Vice
                                                                     President and Controller, Guardian
                                                                     Investor Services LLC. Officer of all
                                                                     of the mutual funds within the
                                                                     Guardian Fund Complex.

Richard T. Potter, Jr. (48)         Vice           Since 1992        Vice President and Equity Counsel,                23
                                    President                        The Guardian Life Insurance
                                    and                              Company of America. Vice President
                                    Counsel                          and Counsel, The Guardian Insurance &
                                                                     Annuity Company, Inc., Guardian
                                                                     Investor Services LLC, Park Avenue
                                                                     Securities LLC and all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Robert A. Reale (42)                Managing       Since 2001        Managing Director, The Guardian                   23
                                    Director                         Life Insurance Company of America,
                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC since 3/01. Assistant
                                                                     Vice President, Metropolitan Life
                                                                     prior thereto. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Variable Contract Funds,
The Guardian Bond Fund, The Guardian Cash Fund
------------------------------------------------

--------------------------------------------------------------------------------

Combined Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     ----------------
Thomas G. Sorell (47)               President      Since 1997        Executive Vice President and Chief                23
                                                                     Investment Officer, The Guardian
                                                                     Life Insurance Company of America
                                                                     since 1/03; Senior Managing Director,
                                                                     Fixed Income Securities, since 3/00;
                                                                     Vice President, Fixed Income
                                                                     Securities prior thereto. Managing
                                                                     Director, Investments: Park Avenue
                                                                     Life Insurance Company. Officer of
                                                                     various mutual funds within the
                                                                     Guardian Fund Complex.

Donald P. Sullivan, Jr. (48)        Vice           Since 1995        Vice President, Equity Administration,            23
                                    President                        The Guardian Life Insurance Company
                                                                     of America since 3/99; Second Vice
                                                                     President, Equity Administration prior
                                                                     thereto. Vice President, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC. Officer of
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex.

Matthew Ziehl (35)                  Managing       Since 2002        Managing Director, The Guardian Life              15
                                    Director                         Insurance Company of America since
                                                                     1/02; prior thereto, Team Leader,
                                                                     Salomon Brothers Asset Management,
                                                                     Inc. from 1/01 to 12/01; Co-Portfolio
                                                                     Manager, 8/99 to 12/00; Analyst, Small
                                                                     Cap Equity, 1/95-7/99. Officer of
                                                                     various mutual funds within the
                                                                     Guardian Fund Complex.

      The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling
(800) 221-3253.

* "Interested" Director means one who is an "interested person" under the 1940 Act by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.

+ There is no set term of office for Directors and Officers. The table reflects the number of years for which each person has served as Director and/or Officer.


--------------------------------------------------------------------------------
88

--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors and Shareholders
The Guardian Variable Contract Funds, Inc.
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Guardian Variable Contract Funds, Inc. (comprising, respectively, The Guardian Stock Fund, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund and The Guardian VC High Yield Bond Fund), The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. as of December 31, 2002, and the related statements of operations (and cash flows for The Guardian Bond Fund, Inc.) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc. and The Guardian Cash Fund, Inc. at December 31, 2002, the results of their operations (and cash flows for The Guardian Bond Fund, Inc.) for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP


New York, New York
February 7, 2003


--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEMS 5-6. [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.   EXHIBITS.

       (a) Not applicable to annual reports for the period ended December 31, 2002.

       (b) Attached hereto.

           Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.1 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The Guardian Bond Fund, Inc.


By:   /s/ THOMAS G. SORELL
      --------------------------------
      Thomas G. Sorell
      President of
      The Guardian Bond Fund, Inc.


Date: March 10, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ THOMAS G. SORELL
      --------------------------------
      Thomas G. Sorell
      President of
      The Guardian Bond Fund, Inc.


Date: March 10, 2003


By:   /s/ FRANK L. PEPE
      --------------------------------
      Frank L. Pepe
      Vice President and Treasurer of
      The Guardian Bond Fund, Inc.


Date: March 10, 2003